Portfolio of Investments
Columbia Select Small Cap Value Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 3.4%
Media 2.0%
iHeartMedia, Inc., Class A(a)	530,000	11,368,500
Wireless Telecommunication Services 1.4%
Telephone and Data Systems, Inc.	452,104	7,844,004
Total Communication Services		19,212,504
Consumer Discretionary 8.8%
Auto Components 0.8%
Motorcar Parts of America, Inc.(a)	289,363	4,673,212
Hotels, Restaurants & Leisure 4.9%
Penn National Gaming, Inc.(a)	94,535	4,854,372
Six Flags Entertainment Corp.(a)	204,000	8,906,640
Texas Roadhouse, Inc.	148,470	14,091,288
Total		27,852,300
Household Durables 1.4%
KB Home	196,665	7,593,236
Textiles, Apparel & Luxury Goods 1.7%
Kontoor Brands, Inc.	195,977	9,708,701
Total Consumer Discretionary		49,827,449
Consumer Staples 2.0%
Food Products 2.0%
Nomad Foods Ltd.(a)	443,422	11,165,366
Total Consumer Staples		11,165,366
Energy 6.7%
Energy Equipment & Services 2.7%
Patterson-UTI Energy, Inc.	1,066,372	15,387,748
Oil, Gas & Consumable Fuels 4.0%
Devon Energy Corp.	299,640	17,843,562
Renewable Energy Group, Inc.(a)	80,000	4,920,000
Total		22,763,562
Total Energy		38,151,310
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 27.2%
Banks 12.9%
First Hawaiian, Inc.	388,838	11,303,521
Huntington Bancshares, Inc.	761,825	11,823,524
OceanFirst Financial Corp.	450,000	10,071,000
Pacific Premier Bancorp, Inc.	428,623	16,591,996
Popular, Inc.	161,254	14,811,180
Stock Yards Bancorp, Inc.	162,322	8,679,357
Total		73,280,578
Consumer Finance 0.7%
PROG Holdings, Inc.(a)	126,098	3,863,643
Insurance 6.6%
CNO Financial Group, Inc.	400,308	9,675,444
Hanover Insurance Group, Inc. (The)	92,753	12,939,971
Lincoln National Corp.	224,254	15,119,205
Total		37,734,620
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Ladder Capital Corp., Class A	416,221	4,769,892
Thrifts & Mortgage Finance 6.2%
Axos Financial, Inc.(a)	371,820	20,353,427
Radian Group, Inc.	621,310	14,849,309
Total		35,202,736
Total Financials		154,851,469
Health Care 7.1%
Biotechnology 0.4%
Ligand Pharmaceuticals, Inc.(a)	24,316	2,461,265
Health Care Equipment & Supplies 3.7%
CONMED Corp.	80,808	11,810,897
LivaNova PLC(a)	120,000	9,458,400
Total		21,269,297
Health Care Providers & Services 0.8%
LHC Group, Inc.(a)	31,145	4,241,015
Life Sciences Tools & Services 2.2%
Syneos Health, Inc.(a)	157,418	12,467,506
Total Health Care		40,439,083
Columbia Select Small Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.2%
Aerospace & Defense 1.8%
Curtiss-Wright Corp.	67,696	9,986,514
Airlines 1.0%
American Airlines Group, Inc.(a)	532	9,177
Spirit Airlines, Inc.(a)	235,938	5,917,325
Total		5,926,502
Building Products 1.8%
Zurn Water Solutions Corp.	322,458	10,486,334
Commercial Services & Supplies 1.7%
Waste Connections, Inc.	76,511	9,448,343
Electrical Equipment 2.9%
Bloom Energy Corp., Class A(a)	226,774	5,034,383
Regal Rexnord Corp.	71,895	11,528,363
Total		16,562,746
Machinery 3.0%
ITT, Inc.	116,032	10,195,732
Kennametal, Inc.	225,138	7,139,126
Total		17,334,858
Professional Services 1.5%
CACI International, Inc., Class A(a)	31,046	8,686,360
Road & Rail 2.5%
Knight-Swift Transportation Holdings, Inc.	257,999	14,055,786
Total Industrials		92,487,443
Information Technology 9.2%
Communications Equipment 5.3%
Extreme Networks, Inc.(a)	1,527,538	17,551,412
Viavi Solutions, Inc.(a)	775,628	12,720,299
Total		30,271,711
IT Services 0.7%
EPAM Systems, Inc.(a)	17,306	3,595,321
Semiconductors & Semiconductor Equipment 3.2%
Kulicke & Soffa Industries, Inc.	163,457	8,538,994
MACOM Technology Solutions Holdings, Inc.(a)	161,679	9,716,908
Total		18,255,902
Total Information Technology		52,122,934
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 7.5%
Chemicals 1.9%
Minerals Technologies, Inc.	155,521	10,884,915
Construction Materials 2.0%
Summit Materials, Inc., Class A(a)	356,276	11,122,937
Containers & Packaging 1.8%
O-I Glass, Inc.(a)	815,491	10,421,975
Metals & Mining 1.8%
Allegheny Technologies, Inc.(a)	400,000	10,296,000
Total Materials		42,725,827
Real Estate 8.9%
Equity Real Estate Investment Trusts (REITS) 8.9%
Apple Hospitality REIT, Inc.	700,000	12,383,000
First Industrial Realty Trust, Inc.	187,555	10,799,417
Gaming and Leisure Properties, Inc.	184,629	8,384,003
Outfront Media, Inc.	490,000	13,083,000
Physicians Realty Trust	374,453	6,088,606
Total		50,738,026
Total Real Estate		50,738,026
Utilities 1.8%
Electric Utilities 1.8%
Portland General Electric Co.	205,233	10,419,679
Total Utilities		10,419,679
Total Common Stocks (Cost $356,278,407)		562,141,090

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

2	Columbia Select Small Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 28, 2022 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(d),(e)	6,880,434	6,878,370
Total Money Market Funds (Cost $6,878,962)		6,878,370
Total Investments in Securities (Cost: $363,157,369)		569,019,460
Other Assets & Liabilities, Net		95,479
Net Assets		569,114,939
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	5,501,423	45,494,788	(44,117,249)	(592)	6,878,370	(912)	3,962	6,880,434
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Small Cap Value Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT218_05_M01_(04/22)